INCOME TAXES (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 Unremitted earnings of foreign investments CAD	Dec. 31, 2011 Unremitted earnings of foreign investments CAD	Dec. 31, 2012 Canada federal and provincial CAD	Dec. 31, 2011 Canada federal and provincial CAD	Dec. 31, 2012 U.S. federal USD ($)	Dec. 31, 2011 U.S. federal USD ($)
Net operating loss carryforwards
Unused net operating loss carryforwards						865	450	$ 2,174	$ 2,119
Deferred income tax liabilities on the unremitted earnings of foreign investments				144	136
Income tax payments, net of refunds	190	(84)	53